MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.2

 Schedule 1 - Exception Grades Report

Exception Grades

Run Date - 3/23/2026 12:55:26 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[Redact]	9213060	[Redact]		33905353			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		The file does not contain the copy verification of rent, 12 months canceled checks or 12 months payment history for the borrower's current primary residence.				Reviewer Comment (2025-07-16): Received AUS. Exception Cleared. Seller Comment (2025-07-14): AUS in lieu of housing history	07/16/2025			1	C	A	C	A	C	A	C	A	C	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[Redact]	9213060	[Redact]		33905206			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.		Hazard Insurance Policy to have a effective date that is after the disbursement, note or transaction date				Reviewer Comment (2025-07-18): PCCD and Settlement Statement provided. Exception cleared. Seller Comment (2025-07-16): Final settlement stmt and PCCD	07/18/2025			1	C	A	C	A	C	A	C	A	C	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[Redact]	9213066	[Redact]		33973921			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Calculated PITIA months reserves of 3.80 is less than Guideline PITIA months reserves of 4.00.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redact].	743 exceeds min required of 700	[Redact],Aggregator [Redact]	Reviewer Comment (2025-08-27): Client elected to waive the condition with the following compensating factor: 743 exceeds min required of 700			08/27/2025	2	C	B	C	B	C	B	C	B	C	B		[Redact]	Investment	Purchase		C	B	C	B	B	A	A	A		N/A	No
[Redact]	9213066	[Redact]		33973956			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.				Reviewer Comment (2025-07-22): Disclosure provided Seller Comment (2025-07-21): Right to Receive Copy of Appraisal	07/22/2025			1	B	A	B	A	B	A	B	A	B	A		[Redact]	Investment	Purchase		C	B	C	B	B	A	A	A		N/A	No
[Redact]	9389397	[Redact]		34495251			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							09/18/2025	2	B	B	B	B	B	B	B	B	B	B		[Redact]	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A		N/A	No
[Redact]	9389418	[Redact]		34521145			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan amount is under the minimum of [Redact] requirement per guidelines. Lender exception approval in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redact]. The qualifying DSCR on the loan is greater than the guideline minimum.	8.8 months reserves.is gt 4 months required. 1.3 DSCR is gt min required of 1	[Redact],Originator Pre-Close,Aggregator [Redact] Aggregator	Reviewer Comment (2025-09-25): Client elected to waive the condition with the following Comp Factor: 8.8 months reserves.is gt 4 months required. 1.3 DSCR is gt min required of 1			09/25/2025	2	C	B	C	B	C	B	C	B	C	B		[Redact]	Investment	Purchase		C	B	C	B	B	B	A	A		N/A	No
[Redact]	9389418	[Redact]		34521248			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	The file was missing a copy of the initial Right to Receive a Copy" appraisal.				Buyer Comment (2025-09-25): Initial and Final Grade B, accepted			09/25/2025	2	B	B	B	B	B	B	B	B	B	B		[Redact]	Investment	Purchase		C	B	C	B	B	B	A	A		N/A	No
[Redact]	9768759	[Redact]		34804385			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	The file is missing the third party verification of self-employment for the co-borrower.				Reviewer Comment (2025-11-04): Received employer letter. Exception Cleared. Seller Comment (2025-11-03): [Redacted] letter from employer	11/04/2025			1	C	A	C	A	C	A	C	A	C	A		[Redact]	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
[Redact]	9768759	[Redact]		34804390			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.				Reviewer Comment (2025-11-05): Third party verification of co-borrower's S/E provided	11/05/2025			1	B	A	C	A	B	A	C	A	B	A		[Redact]	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
[Redact]	9768759	[Redact]		34804393			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Third party verification was not provided.				Reviewer Comment (2025-11-05): Third party verification of co-borrower's S/E provided Seller Comment (2025-11-03): Please clarify which employer you are looking for ? [Redact] or [Redacted] eat?	11/05/2025			1	C	A	C	A	C	A	C	A	C	A		[Redact]	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
[Redact]	9768759	[Redact]		34804394			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2025-11-24): Client elected to waive condition for WVOE requirement w/ comp factors.	11/24/2025			1	C	A	C	A	C	A	C	A	C	A		[Redact]	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
[Redact]	9768759	[Redact]		34804395			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2025-11-05): Third party verification of co-borrower's S/E provided	11/05/2025			1	A	A	A	A	A	A	A	A	A	A		[Redact]	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
[Redact]	9768759	[Redact]	34844973	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Guidelines require a WVOE when [Redact] income is being used. File was missing the WVOE.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points. The representative FICO score is above [Redacted].	.[Redacted] months reserves residual income [Redacted] monthly.	Originator Pre-Close,Aggregator,[Redact] [Redact] [Redact] [Redact] [Redact] [Redact]	Reviewer Comment (2025-11-24): Client elected to waive the condition with the following Compensating Factors:
[Redacted] months reserves, residual income [Redacted] monthly.

Reviewer Comment (2025-11-12): Client required the condition to remain open without the WVOE.  Condition remains

Seller Comment (2025-11-12): We need to escalate the issue at the investor then. YTD paystubs reflect exactly what [Redact]s a WVOE would reflect. Which is why we have the exception in the file to use less than 12 months of [Redact] income for qualifying as we used YTD [Redact] income.

Reviewer Comment (2025-11-11): Guidelines require "Written Verification of Employment (WVOE) is required to show the breakdown of the income type" when using [Redact] income to qualify.

Seller Comment (2025-11-07): hello please find exception attached. WVVOE is not required

Reviewer Comment (2025-11-05): An additional copy of the VVOE was provided.  Per the guides, a Written VOE is required when [Redact] income is being used.  Condition remains

Seller Comment (2025-11-05): vvoes

Reviewer Comment (2025-11-04): As per guideline WVOE required to clear this condition. Exception Remains.

Seller Comment (2025-10-31): hi. please find attached VVOE for "[Redacted]" …the exception did not clarify which job this is missing for.
																				11/24/2025	2	C	B	C	B	C	B	C	B	C	B		[Redact]	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
[Redact]	9768759	[Redact]		34857450			Credit	Guideline	Guideline Issue	Guideline	Loan does not meet minimum income documentation requirements.		Per the guidelines, [Redact] income earned for less than one year may not be used. Lender exception approval in file to allow for less than 1 year [Redact] income.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points. The representative FICO score is above [Redacted].	.[Redacted] months reserves residual income [Redacted] monthly.	Originator Pre-Close,Aggregator,[Redact] [Redact] [Redact] [Redact] [Redact] [Redact]	Reviewer Comment (2025-11-12): Client elected to waive the condition with the following compensating factors: [Redacted] months reserves Reviewer Comment (2025-11-11): Per the guidelines, [Redact] income earned for less than one year may not be used. Lender exception approval in file to allow for less than 1 year [Redact] income. Client to review. Seller Comment (2025-11-07): exception			11/12/2025	2	C	B	C	B	C	B	C	B	C	B		[Redact]	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
[Redact]	9768759	[Redact]		34913954			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Updated after Third party verification of co-borrower's S/E provided				Reviewer Comment (2025-11-24): Client elected to waive condition for WVOE requirement w/ comp factors.	11/24/2025			1		A		A		A		A		A		[Redact]	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
[Redact]	9768778	[Redact]		34782954			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae [Redacted] [Redacted]% Points and Fees Test. Points and Fees on subject loan of [Redacted]% is in excess of the investor allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an investor allowable total of $[Redacted] (an overage of $[Redacted] or [Redacted]%).	Fannie Mae [Redacted] [Redacted]% Points and Fees Test. Points and Fees on subject loan of [Redacted]% is in excess of the investor allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an investor allowable total of $[Redacted]				Buyer Comment (2025-10-31): Initial and Final Grade B, accepted			10/31/2025	2	B	B	B	B	B	B	B	B	B	B		[Redact]	Primary	Refinance - Limited Cash-out GSE	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[Redact]	9768778	[Redact]		34782958			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted]over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-11-06): [Redacted] received updated CD and valid Changed circumstance. Seller Comment (2025-11-04): CIC	11/06/2025			1	C	A	C	A	C	A	C	A	C	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
[Redact]	9859795	[Redact]		34957272			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of [Redact] is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of[Redact]2 vs. an investor allowable total of [Redact] (an overage of [Redact] or [Redact]).	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of [Redact] is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an investor allowable total of [Redact] (an overage of [Redact] or [Redact]).				Buyer Comment (2025-11-14): Initial and Final Grade B, accepted.			11/14/2025	2	B	B	B	B	B	B	B	B	B	B		[Redact]	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[Redact]	9859817	[Redact]		34988302			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of [Redact] is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an investor allowable total of [Redact] (an overage of [Redact] or [Redact]).					Buyer Comment (2025-11-18): Initial and Final Grade B, accepted			11/18/2025	2	B	B	B	B	B	B	B	B	B	B		[Redact]	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[Redact]	9859817	[Redact]		34988305			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-11-14): Sufficient Cure Provided At Closing		11/14/2025		1	A	A	A	A	A	A	A	A	A	A		[Redact]	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[Redact]	9859828	[Redact]		35003771			Compliance	Compliance	Federal Compliance	GSE	FNMA Points and Fees	FNMA Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and [Redact] (2025). FNMA Finance Charge total [Redact] on a Original Loan Amount of [Redact] vs. an allowable total of [Redact] and [Redact] (2025) (an overage of [Redact] or [Redact]).					Buyer Comment (2025-11-20): Initial and Final Grade B, accepted			11/20/2025	2	B	B	B	B	B	B	B	B	B	B		[Redact]	Investment	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	C	B	C	A	B	B	A	A	Exempt from ATR	Exempt from ATR	Yes
[Redact]	9859828	[Redact]		35004242			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		The 1008 in the file only has income for the borrower, please provided the final 1008 with income lines for both borrowers.				Reviewer Comment (2025-11-27): Received 1008. Exception Cleared. Seller Comment (2025-11-25): 1008	11/27/2025			1	C	A	C	A	C	A	C	A	C	A		[Redact]	Investment	Purchase		C	B	C	A	B	B	A	A	Exempt from ATR	Exempt from ATR	No
[Redact]	9859828	[Redact]		35005486			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment (2025-11-21): Received Insurance Verification. Exception Cleared. Seller Comment (2025-11-19): Hi there is no HOI on 12403 Longmire...please see attached	11/21/2025			1	C	A	C	A	C	A	C	A	C	A		[Redact]	Investment	Purchase		C	B	C	A	B	B	A	A	Exempt from ATR	Exempt from ATR	No
[Redact]	9859805	[Redact]		35115572			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.					Reviewer Comment (2025-12-08): Received right to receive copy of appraisal. Exception Cleared. Seller Comment (2025-12-04): disclosure	12/08/2025			1	B	A	B	A	B	A	B	A	B	A		[Redact]	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
[Redact]	9859805	[Redact]		35115608			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by [Redact]. Provide updated policy reflecting minimum coverage of [Redact] OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2025-12-16): Received Replacement Cost Estimator. Exception Cleared. Seller Comment (2025-12-15): rce email from agent Reviewer Comment (2025-12-15): Provided RCE not supporting with dwelling coverage hence insurance insufficient by [Redact]. Provide a copy of the replacement cost estimator from the insurance company, a revised policy/dec page with increased coverage, or documentation from the insurance company verifying the policy has Guaranteed Replacement cost coverage. Exception Remains. Seller Comment (2025-12-12): RCE attached	12/16/2025			1	C	A	C	A	C	A	C	A	C	A		[Redact]	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
[Redact]	9859778	[Redact]		35119542			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of [Redact] is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an investor allowable total of [Redact] (an overage of [Redact] or [Redact]).					Buyer Comment (2025-12-08): Initial and Final Grade B, accepted			12/08/2025	2	B	B	B	B	B	B	B	B	B	B		[Redact]	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
[Redact]	9859780	[Redact]		35121023			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Policy Amount of $[Redacted] is less than the note amount of $[Redacted] based on the Commitment in file.							12/04/2025	2	B	B	B	B	B	B	B	B	B	B		[Redact]	Investment	Refinance - Limited Cash-out GSE		C	B	C	B	B	A	A	A		N/A	No
[Redact]	9859780	[Redact]		35121059			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.				Reviewer Comment (2025-12-08): Received right to receive copy of appraisal. Exception Cleared. Seller Comment (2025-12-05): appraisal disclosure	12/08/2025			1	B	A	B	A	B	A	B	A	B	A		[Redact]	Investment	Refinance - Limited Cash-out GSE		C	B	C	B	B	A	A	A		N/A	No
[Redact]	9859780	[Redact]		35121091			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $[Redacted] Provide updated policy reflecting minimum coverage of $[Redacted] OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2025-12-08): Received Replacement Cost Estimator. Exception Cleared. Seller Comment (2025-12-05): cost estimator	12/08/2025			1	C	A	C	A	C	A	C	A	C	A		[Redact]	Investment	Refinance - Limited Cash-out GSE		C	B	C	B	B	A	A	A		N/A	No
[Redact]	9859786	[Redact]	35149219	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redact], prior to three (3) business days from transaction date of [Redact].	The borrower didn't sign the final CD until [Redact] the disbursement date of [Redact] is less than 3 business days.	Reviewer Comment (2026-01-02): Post-close CD and disbursement ledger provided verifying an updated disbursement date.

Seller Comment (2025-12-31): hello, please find attached ledger from escrow. please clear.

Reviewer Comment (2025-12-26): A copy of the final settlement statement confirming the updated disbursement date is required.  A post-close CD, created by the lender, cannot solely be used to retest rescission dates and identify an updated disbursement date.  Condition is valid and remains open

Seller Comment (2025-12-24): this is a [Redact] loan. the final estimated HUD is replaced by the CD which is uploaded

Reviewer Comment (2025-12-24): Post-close CD provided verifying an updated disbursement date.  However, a copy of the final settlement statement confirming the updated disbursement date was not in the file.  Condition remains

Seller Comment (2025-12-23): loe to borrower

Seller Comment (2025-12-23): pccd showing disbursement
																		01/02/2026			1	C	A	C	A	C	A	C	A	C	A		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes